Related Parties (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party payables				$ 2,000,000	$ 1,505,100
Number of option exercised				0	0
Stock price				$ 0.73	$ 0.73
Principal amount	$ 158,000
Term	18 months
Related party loan				$ 368,904	$ 429,432
Repayments of Related Party Loan				(46,250)
Canfield [Member]
Number of option exercised					0
Stock price					$ 0.54
Principal amount					$ 276,550
Term					1 year
Related party loan					$ 197,849	$ 0
Repayments of Related Party Loan					(78,701)	0
Copa Di Vino Corporation [Member]
Proceeds from related party debt		$ 1,304,996	$ 612,030		808,418	1,089,390
Chief Executive Officer [Member]
Related party payables				$ 429,432	368,904
Discover Development LLC [Member] | Copa Di Vino Corporation [Member]
Related party payables		992,710			108,426	353,445
Repayments of Related Party Loan		(419,602)	(474,165)		(808,418)	(634,390)
Monthly rent		15,000			14,500
Rent expenses, net		$ 119,500	107,250		$ 142,500	144,000
Lease expiration date		Jul. 01, 2025			Jul. 01, 2025
Interest expenses		$ 69,500	14,000		$ 38,300	0
Proceeds from related party debt		1,234,345	311,862		1,053,437	596,974
Drinx Tec Inc. [Member] | Copa Di Vino Corporation [Member]
Repayments of Related Party Loan		(125,000)
Proceeds from related party debt			125,000			$ 125,000
Administrative costs		$ 0	$ 493,000		$ 609,000